Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31,
(in thousands)	2025	2024

Vacation, convalescence and bonus accruals	$2,728	$1,407
Employees and payroll related	339	279
Short-term operating lease liabilities	258	235
Accrued expenses and other	1,888	925
	$5,213	$2,846